Foreclosed Assets - Activity in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
End of year		$ 1,139
Specific Valuation Allowances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning of year	1,139
Additions charged to expense	962	1,139
Direct write-downs	(2,101)
End of year		$ 1,139